Note 16 - Stock-Based Compensation Plans (Details) - Summary of Restricted Share Units Activity (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jan. 31, 2014
Note 16 - Stock-Based Compensation Plans (Details) - Summary of Restricted Share Units Activity [Line Items]
Vested or expected to vest at January 31, 2014	1 year 292 days
Vested or expected to vest at January 31, 2014	$ 12.1
Vested or expected to vest at January 31, 2014	1,096,603
Vested or expected to vest at January 31, 2014	$ 4.32
Restricted Stock Units (RSUs) [Member]
Note 16 - Stock-Based Compensation Plans (Details) - Summary of Restricted Share Units Activity [Line Items]
Number of Units Outstanding	119,799
Weighted-Average Grant Date Fair Value	$ 8.80
Weighted-Average Remaining Contractual Life (years)	8 years 146 days
Aggregate Intrinsic Value (in millions)	3.3
Vested or expected to vest at January 31, 2014	214,076
Vested or expected to vest at January 31, 2014	$ 8.96
Vested or expected to vest at January 31, 2014	8 years 146 days
Vested or expected to vest at January 31, 2014	3.3
Exercisable at January 31, 2014	147,206
Exercisable at January 31, 2014	$ 8.90
Exercisable at January 31, 2014	8 years 146 days
Exercisable at January 31, 2014	$ 2.3
Granted	101,011
Granted	$ 9.39
Forfeited	(6,734)
Forfeited	$ 9.39
Number of Units Outstanding	214,076
Weighted-Average Grant Date Fair Value	$ 8.96